Consolidated Balance Sheets -10-Q - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 69	$ 240
Accounts receivable, net	125	156
Contract assets	874	743
Inventories	249	205
Related party note receivable	0	0
Prepaid expenses	17	23
Other current assets	29	22
Held for sale	174	0
Total current assets	1,537	1,389
Noncurrent assets:
Property, plant and equipment, net	363	364
Intangible assets, net	47	52
Goodwill	952	1,071
Deferred tax assets	46	56
Other noncurrent assets	98	137
Total noncurrent assets	1,506	1,680
Total assets	3,043	3,069
Current liabilities:
Short-term borrowings and current portion of long-term debt	140	41
Accounts payable	291	479
Contract liabilities	156	174
Other current liabilities	279	295
Held for sale	45	0
Total current liabilities	911	989
Noncurrent liabilities:
Long-term debt	350	352
Pension and other postretirement benefit plan liabilities	54	61
Other noncurrent liabilities	70	74
Total noncurrent liabilities	474	487
Shareholder's equity:
Preferred stock, $0.01 par value: 10,000,000 shares authorized; none issued	0	0
Common stock, $0.01 par value: 300,000,000 shares authorized; 145,000,000 shares issued and outstanding	1	1
Additional paid-in capital	4,633	4,633
Accumulated deficit	(2,922)	(2,983)
Accumulated other comprehensive loss	(54)	(58)
Total shareholder's equity	1,658	1,593
Total liabilities and shareholder's equity	$ 3,043	$ 3,069